CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 411,157	$ 63,012	¥ (373,591)	¥ 1,152,723
Adjustments to reconcile net income (loss) to net cash from operating activities
Depreciation of property and equipment	52,137	7,990	37,382	40,244
Amortization of intangible assets	16,409	2,515	28,086	39,863
Non-cash operating lease expense	44,086	6,756	66,609
Provision for credit losses	10,607	1,626	68,515	17,619
Impairment of assets	150,381	23,047	833,805	155,301
Foreign currency exchange (gains) losses	(40,361)	(6,186)	2,074	(19,979)
(Gains) losses on disposal of property and equipment and intangible assets	3,422	524	146	(2,496)
Gains on disposal/deemed disposal of businesses and subsidiaries/VIE's subsidiaries, net	(394,225)	(60,418)	(840,589)	(193,680)
Gains on disposal of investments	(507,346)	(77,754)		(300,211)
Loss on disposal of put options			170
Changes in fair value of financial assets	(127,739)	(19,577)	35,265	(344,333)
Losses (gains) from equity method investments	5,231	802	(7,594)	384
Deferred income tax (benefits) expenses	(9,628)	(1,476)	5,981	8,065
Share-based compensation expenses	80,982	12,411	127,440	85,118
Changes in operating assets and liabilities
Accounts receivable	179,223	27,467	163,370	(25,302)
Prepayments and other current assets	(87,319)	(13,382)	(198,076)	(264,815)
Due from related parties	(49,380)	(7,568)	(33,156)	(59,198)
Other non-current assets	18,103	2,774	(83,138)	(4,951)
Accounts payable	104,725	16,050	(14,468)	(3,742)
Accrued expenses and other current liabilities	63,046	9,662	3,400	15,540
Operating lease liabilities	(35,532)	(5,446)	(71,266)
Due to related parties	(24,650)	(3,778)	59,913	(29,582)
Income tax payable	(32,437)	(4,971)	(53,121)	66,415
Other non-current liabilities	122,976	18,847	3,299	12,607
Net cash provided by (used in) operating activities	(46,132)	(7,071)	(239,544)	345,590
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(59,269)	(9,084)	(102,173)	(65,403)
Purchase of long-term investments	(186,238)	(28,542)	(494,695)	(529,450)
Purchase of put option			(2,380)	(1,200)
Purchase of short-term investments	(1,375,485)	(210,802)	(3,508,101)	(2,492,046)
Proceeds from maturity of short-term investments	2,327,147	356,652	3,266,900	3,049,145
Acquisition of business, net of cash acquired			(28,443)
Return of long-term investment investees	314	48	1,030
Proceeds (cash-out) from disposal of businesses and subsidiaries/VIE's subsidiaries, net of cash acquired (disposed)	159,817	24,493	(233,446)	71,516
Proceeds from disposal of property and equipment and intangible assets	2,715	416	1,936	14,290
Proceeds from disposal of long-term investments	1,021,746	156,589		578,284
Loans to related parties	(15,012)	(2,301)	(173,703)	(73,081)
Loans to third parties	(6,810)	(1,044)	(24,013)	(70,080)
Repayment of loans from related parties	7,608	1,166	186,862	33,907
Repayment of loans from third parties	3,830	587	25,000	22,754
Net cash provided by (used in) investing activities	1,880,363	288,178	(1,085,226)	538,636
Cash flows from financing activities
Proceeds for bank loans	70,119	10,746
Repayment for bank loans	(65,423)	(10,027)		(329,145)
Proceeds and advance from share-based awards	2,511	385	17,000	21,234
Share repurchase			(175)	(221,749)
Capital contribution from noncontrolling shareholders				172
Payment of dividend to noncontrolling shareholders	(22,089)	(3,385)	(1,298)	(17,023)
Payment of dividend to Cheetah Mobile Inc. shareholders	(1,435,775)	(220,042)	(500,597)
Net cash used in financing activities	(1,450,657)	(222,323)	(485,070)	(546,511)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(68,761)	(10,538)	5,506	44,624
Net increase (decrease) in cash, cash equivalents and restricted cash	314,813	48,247	(1,804,334)	382,339
Cash, cash equivalents and restricted cash at beginning of year	985,642	151,056	2,789,976	2,407,637
Cash, cash equivalents and restricted cash at end of year	1,300,455	199,303	985,642	2,789,976
Supplemental disclosures
Cash payments for income taxes	(9,016)	(1,382)	(45,753)	(38,217)
Cash payments for interest expenses	(223)	(34)		(2,956)
Cash payments for operating leases	(45,342)	(6,949)	(70,284)
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities	4,547	697	7,087	8,725
Disposal of investment, businesses and subsidiaries included in prepayments and other current assets	32,606	4,997		¥ 33,084
Disposal of investment, businesses and subsidiaries included in related parties	23,418	3,589
Right-of-use assets obtained (released) in exchange for operating lease liabilities	¥ (113,978)	$ (17,468)	¥ 24,079